JPMORGAN TRUST I
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
July 1, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information Part I of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information Part I contained in the Post-Effective Amendment No. 693 (Amendment No. 694 under the Investment Company Act of 1940, as amended) filed electronically on June 23, 2026.
Please contact the undersigned at (602) 383-1747 or erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
J.P. Morgan Income Funds
JPMorgan Managed Income Fund